Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance Cost Disclosure [Abstract]
Schedule of Finance Costs
An analysis of finance costs is as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Interests on convertible bond	1,040	55	—
Interests on bank borrowings	610	804	6,010
Interests on amount due to a non-controlling shareholder	—	—	2,140
Interests on lease liabilities	—	—	49

	1,650	859	8,199